Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.3%
Aptiv plc *	13,245	1,305,824
BorgWarner, Inc.	11,023	444,998
Ford Motor Co.	183,599	2,280,300
General Motors Co.	64,340	2,121,290
Tesla, Inc. *	129,127	32,310,158
		38,462,570

Banks 3.0%
Bank of America Corp.	323,280	8,851,407
Citigroup, Inc.	90,049	3,703,715
Citizens Financial Group, Inc.	22,227	595,684
Comerica, Inc.	6,263	260,228
Fifth Third Bancorp	31,719	803,442
Huntington Bancshares, Inc.	67,640	703,456
JPMorgan Chase & Co.	135,894	19,707,348
KeyCorp	43,914	472,515
M&T Bank Corp.	7,751	980,114
Regions Financial Corp.	43,922	755,458
The PNC Financial Services Group, Inc.	18,623	2,286,346
Truist Financial Corp.	62,225	1,780,257
U.S Bancorp	72,806	2,406,966
Wells Fargo & Co.	171,091	6,990,778
Zions Bancorp NA	6,916	241,299
		50,539,013

Capital Goods 5.5%
3M Co.	25,773	2,412,868
A.O. Smith Corp.	5,767	381,372
Allegion plc	4,136	430,971
AMETEK, Inc.	10,824	1,599,354
Axon Enterprise, Inc. *	3,292	655,075
Carrier Global Corp.	39,169	2,162,129
Caterpillar, Inc.	23,855	6,512,415
Cummins, Inc.	6,614	1,511,034
Deere & Co.	12,750	4,811,595
Dover Corp.	6,535	911,698
Eaton Corp. plc	18,662	3,980,231
Emerson Electric Co.	26,700	2,578,419
Fastenal Co.	26,677	1,457,631
Fortive Corp.	16,461	1,220,748
Generac Holdings, Inc. *	2,880	313,805
General Dynamics Corp.	10,597	2,341,619
General Electric Co.	50,894	5,626,332
Honeywell International, Inc.	31,048	5,735,807
Howmet Aerospace, Inc.	18,213	842,351
Huntington Ingalls Industries, Inc.	1,883	385,224
IDEX Corp.	3,538	735,975
Illinois Tool Works, Inc.	12,868	2,963,629
Ingersoll Rand, Inc.	18,899	1,204,244
Johnson Controls International plc	31,834	1,693,887
L3Harris Technologies, Inc.	8,851	1,541,136
SECURITY	NUMBER OF SHARES	VALUE ($)
Lockheed Martin Corp.	10,481	4,286,310
Masco Corp.	10,564	564,646
Nordson Corp.	2,519	562,165
Northrop Grumman Corp.	6,651	2,927,704
Otis Worldwide Corp.	19,254	1,546,289
PACCAR, Inc.	24,414	2,075,678
Parker-Hannifin Corp.	5,994	2,334,783
Pentair plc	7,724	500,129
Quanta Services, Inc.	6,782	1,268,709
Rockwell Automation, Inc.	5,371	1,535,408
RTX Corp.	68,062	4,898,422
Snap-on, Inc.	2,487	634,334
Stanley Black & Decker, Inc.	7,194	601,275
Textron, Inc.	9,206	719,357
The Boeing Co. *	26,514	5,082,204
Trane Technologies plc	10,654	2,161,803
TransDigm Group, Inc. *	2,580	2,175,275
United Rentals, Inc.	3,198	1,421,735
W.W. Grainger, Inc.	2,082	1,440,411
Westinghouse Air Brake Technologies Corp.	8,403	892,987
Xylem, Inc.	11,298	1,028,457
		92,667,630

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	19,265	4,634,774
Broadridge Financial Solutions, Inc.	5,512	986,924
Ceridian HCM Holding, Inc. *	7,313	496,187
Cintas Corp.	4,039	1,942,799
Copart, Inc. *	40,633	1,750,876
Equifax, Inc.	5,744	1,052,186
Jacobs Solutions, Inc.	5,888	803,712
Leidos Holdings, Inc.	6,409	590,654
Paychex, Inc.	14,989	1,728,681
Paycom Software, Inc.	2,315	600,210
Republic Services, Inc.	9,605	1,368,809
Robert Half, Inc.	4,975	364,568
Rollins, Inc.	13,082	488,351
Verisk Analytics, Inc.	6,764	1,597,927
Waste Management, Inc.	17,237	2,627,608
		21,034,266

Consumer Discretionary Distribution & Retail 5.5%
Amazon.com, Inc. *	424,579	53,972,482
AutoZone, Inc. *	849	2,156,452
Bath & Body Works, Inc.	10,792	364,770
Best Buy Co., Inc.	9,092	631,621
CarMax, Inc. *	7,435	525,878
eBay, Inc.	25,038	1,103,925
Etsy, Inc. *	5,712	368,881
Genuine Parts Co.	6,538	943,956
LKQ Corp.	12,576	622,638
Lowe’s Cos., Inc.	27,402	5,695,232
O'Reilly Automotive, Inc. *	2,825	2,567,530
Pool Corp.	1,834	653,087

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ross Stores, Inc.	15,980	1,804,941
The Home Depot, Inc.	47,013	14,205,448
The TJX Cos., Inc.	53,740	4,776,411
Tractor Supply Co.	5,096	1,034,743
Ulta Beauty, Inc. *	2,341	935,112
		92,363,107

Consumer Durables & Apparel 0.7%
D.R. Horton, Inc.	14,250	1,531,448
Garmin Ltd.	7,167	753,968
Hasbro, Inc.	6,122	404,909
Lennar Corp., Class A	11,819	1,326,446
Mohawk Industries, Inc. *	2,436	209,033
NIKE, Inc., Class B	57,287	5,477,783
NVR, Inc. *	153	912,385
PulteGroup, Inc.	10,199	755,236
Ralph Lauren Corp.	1,898	220,339
Tapestry, Inc.	10,739	308,746
VF Corp.	15,434	272,719
Whirlpool Corp.	2,581	345,080
		12,518,092

Consumer Services 2.1%
Airbnb, Inc., Class A *	19,937	2,735,556
Booking Holdings, Inc. *	1,669	5,147,112
Caesars Entertainment, Inc. *	10,073	466,884
Carnival Corp. *	47,058	645,636
Chipotle Mexican Grill, Inc. *	1,289	2,361,229
Darden Restaurants, Inc.	5,650	809,193
Domino’s Pizza, Inc.	1,658	628,034
Expedia Group, Inc. *	6,423	662,019
Hilton Worldwide Holdings, Inc.	12,229	1,836,551
Las Vegas Sands Corp.	15,373	704,698
Marriott International, Inc., Class A	11,715	2,302,700
McDonald’s Corp.	34,078	8,977,508
MGM Resorts International *	13,050	479,718
Norwegian Cruise Line Holdings Ltd. *	20,019	329,913
Royal Caribbean Cruises Ltd. *	10,976	1,011,329
Starbucks Corp.	53,561	4,888,512
Wynn Resorts Ltd.	4,502	416,030
Yum! Brands, Inc.	13,085	1,634,840
		36,037,462

Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	20,722	11,707,101
Dollar General Corp.	10,236	1,082,969
Dollar Tree, Inc. *	9,801	1,043,317
Sysco Corp.	23,620	1,560,101
Target Corp.	21,583	2,386,432
The Kroger Co.	30,895	1,382,551
Walgreens Boots Alliance, Inc.	33,505	745,151
Walmart, Inc.	66,739	10,673,568
		30,581,190

Energy 4.7%
APA Corp.	14,294	587,484
Baker Hughes Co.	47,230	1,668,164
Chevron Corp.	82,968	13,990,064
ConocoPhillips	55,997	6,708,441
Coterra Energy, Inc.	35,387	957,218
Devon Energy Corp.	29,969	1,429,521
Diamondback Energy, Inc.	8,362	1,295,107
EOG Resources, Inc.	27,228	3,451,421
EQT Corp.	16,895	685,599
Exxon Mobil Corp.	187,196	22,010,506
SECURITY	NUMBER OF SHARES	VALUE ($)
Halliburton Co.	42,024	1,701,972
Hess Corp.	12,910	1,975,230
Kinder Morgan, Inc.	90,648	1,502,944
Marathon Oil Corp.	28,383	759,245
Marathon Petroleum Corp.	18,697	2,829,604
Occidental Petroleum Corp.	31,027	2,013,032
ONEOK, Inc.	27,133	1,721,046
Phillips 66	20,822	2,501,763
Pioneer Natural Resources Co.	10,920	2,506,686
Schlumberger N.V.	66,457	3,874,443
Targa Resources Corp.	10,566	905,718
The Williams Cos., Inc.	56,912	1,917,365
Valero Energy Corp.	16,513	2,340,057
		79,332,630

Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc.	7,291	729,829
American Tower Corp.	21,773	3,580,570
AvalonBay Communities, Inc.	6,634	1,139,323
Boston Properties, Inc.	6,748	401,371
Camden Property Trust	5,033	476,021
Crown Castle, Inc.	20,280	1,866,368
Digital Realty Trust, Inc.	14,155	1,713,038
Equinix, Inc.	4,375	3,177,388
Equity Residential	16,129	946,934
Essex Property Trust, Inc.	3,000	636,270
Extra Space Storage, Inc.	9,867	1,199,630
Federal Realty Investment Trust	3,471	314,577
Healthpeak Properties, Inc.	25,689	471,650
Host Hotels & Resorts, Inc.	33,282	534,842
Invitation Homes, Inc.	27,175	861,176
Iron Mountain, Inc.	13,643	811,076
Kimco Realty Corp.	28,992	509,969
Mid-America Apartment Communities, Inc.	5,463	702,815
Prologis, Inc.	43,219	4,849,604
Public Storage	7,392	1,947,940
Realty Income Corp.	33,144	1,655,211
Regency Centers Corp.	7,615	452,636
SBA Communications Corp.	5,061	1,013,060
Simon Property Group, Inc.	15,276	1,650,266
UDR, Inc.	14,175	505,622
Ventas, Inc.	18,725	788,884
VICI Properties, Inc.	47,390	1,379,049
Welltower, Inc.	24,257	1,987,134
Weyerhaeuser Co.	34,212	1,048,940
		37,351,193

Financial Services 7.6%
American Express Co.	27,206	4,058,863
Ameriprise Financial, Inc.	4,802	1,583,123
Berkshire Hathaway, Inc., Class B *	85,279	29,873,234
BlackRock, Inc.	6,563	4,242,914
Blackstone, Inc.	33,189	3,555,869
Capital One Financial Corp.	17,837	1,731,081
Cboe Global Markets, Inc.	4,926	769,490
CME Group, Inc.	16,805	3,364,697
Discover Financial Services	11,643	1,008,633
FactSet Research Systems, Inc.	1,790	782,695
Fidelity National Information Services, Inc.	27,678	1,529,763
Fiserv, Inc. *	28,507	3,220,151
FleetCor Technologies, Inc. *	3,452	881,434
Franklin Resources, Inc.	13,194	324,309
Global Payments, Inc.	12,238	1,412,143
Intercontinental Exchange, Inc.	26,796	2,948,096
Invesco Ltd.	21,584	313,400

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jack Henry & Associates, Inc.	3,373	509,795
MarketAxess Holdings, Inc.	1,740	371,734
Mastercard, Inc., Class A	38,906	15,403,274
Moody's Corp.	7,379	2,333,018
Morgan Stanley	59,662	4,872,596
MSCI, Inc.	3,700	1,898,396
Nasdaq, Inc.	15,857	770,492
Northern Trust Corp.	9,598	666,869
PayPal Holdings, Inc. *	51,346	3,001,687
Raymond James Financial, Inc.	8,746	878,361
S&P Global, Inc.	15,216	5,560,079
State Street Corp.	14,823	992,548
Synchrony Financial	19,633	600,181
T. Rowe Price Group, Inc.	10,488	1,099,877
The Bank of New York Mellon Corp.	36,417	1,553,185
The Charles Schwab Corp. (a)	69,066	3,791,723
The Goldman Sachs Group, Inc.	15,416	4,988,155
Visa, Inc., Class A	75,136	17,282,031
		128,173,896

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	82,984	3,489,477
Archer-Daniels-Midland Co.	25,069	1,890,704
Brown-Forman Corp., Class B	8,582	495,095
Bunge Ltd.	7,051	763,271
Campbell Soup Co.	9,273	380,935
Conagra Brands, Inc.	22,081	605,461
Constellation Brands, Inc., Class A	7,533	1,893,269
General Mills, Inc.	27,440	1,755,886
Hormel Foods Corp.	13,605	517,398
Kellogg Co.	12,335	734,056
Keurig Dr Pepper, Inc.	47,044	1,485,179
Lamb Weston Holdings, Inc.	6,746	623,735
McCormick & Co., Inc. Non Voting Shares	11,736	887,711
Molson Coors Beverage Co., Class B	8,686	552,343
Mondelez International, Inc., Class A	63,624	4,415,506
Monster Beverage Corp. *	34,778	1,841,495
PepsiCo, Inc.	64,371	10,907,022
Philip Morris International, Inc.	72,590	6,720,382
The Coca-Cola Co.	181,993	10,187,968
The Hershey Co.	7,007	1,401,960
The J.M. Smucker Co.	4,781	587,633
The Kraft Heinz Co.	37,314	1,255,243
Tyson Foods, Inc., Class A	13,391	676,112
		54,067,841

Health Care Equipment & Services 5.5%
Abbott Laboratories	81,148	7,859,184
Align Technology, Inc. *	3,325	1,015,189
Baxter International, Inc.	23,642	892,249
Becton Dickinson & Co.	13,566	3,507,218
Boston Scientific Corp. *	68,470	3,615,216
Cardinal Health, Inc.	11,894	1,032,637
Cencora, Inc.	7,807	1,405,026
Centene Corp. *	25,321	1,744,110
CVS Health Corp.	60,061	4,193,459
DaVita, Inc. *	2,490	235,380
Dentsply Sirona, Inc.	9,795	334,597
DexCom, Inc. *	18,110	1,689,663
Edwards Lifesciences Corp. *	28,441	1,970,393
Elevance Health, Inc.	11,019	4,797,893
GE Healthcare, Inc.	18,268	1,242,932
HCA Healthcare, Inc.	9,412	2,315,164
Henry Schein, Inc. *	6,067	450,475
Hologic, Inc. *	11,491	797,475
Humana, Inc.	5,794	2,818,897
SECURITY	NUMBER OF SHARES	VALUE ($)
IDEXX Laboratories, Inc. *	3,878	1,695,733
Insulet Corp. *	3,280	523,127
Intuitive Surgical, Inc. *	16,430	4,802,325
Laboratory Corp. of America Holdings	4,145	833,352
McKesson Corp.	6,308	2,743,034
Medtronic plc	62,247	4,877,675
Molina Healthcare, Inc. *	2,729	894,812
Quest Diagnostics, Inc.	5,254	640,252
ResMed, Inc.	6,883	1,017,789
STERIS plc	4,620	1,013,720
Stryker Corp.	15,806	4,319,306
Teleflex, Inc.	2,209	433,870
The Cigna Group	13,853	3,962,928
The Cooper Cos., Inc.	2,314	735,875
UnitedHealth Group, Inc.	43,316	21,839,494
Universal Health Services, Inc., Class B	2,914	366,377
Zimmer Biomet Holdings, Inc.	9,765	1,095,828
		93,712,654

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	11,506	1,054,295
Colgate-Palmolive Co.	38,596	2,744,562
Kenvue, Inc.	80,515	1,616,741
Kimberly-Clark Corp.	15,830	1,913,055
The Clorox Co.	5,781	757,658
The Estee Lauder Cos., Inc., Class A	10,833	1,565,910
The Procter & Gamble Co.	110,232	16,078,440
		25,730,661

Insurance 2.2%
Aflac, Inc.	25,279	1,940,163
American International Group, Inc.	33,178	2,010,587
Aon plc, Class A	9,486	3,075,551
Arch Capital Group Ltd. *	17,399	1,386,874
Arthur J. Gallagher & Co.	10,077	2,296,851
Assurant, Inc.	2,505	359,668
Brown & Brown, Inc.	10,999	768,170
Chubb Ltd.	19,207	3,998,513
Cincinnati Financial Corp.	7,361	752,957
Everest Group Ltd.	2,032	755,233
Globe Life, Inc.	4,112	447,098
Loews Corp.	8,566	542,313
Marsh & McLennan Cos., Inc.	23,098	4,395,549
MetLife, Inc.	29,539	1,858,299
Principal Financial Group, Inc.	10,338	745,060
Prudential Financial, Inc.	16,975	1,610,758
The Allstate Corp.	12,251	1,364,884
The Hartford Financial Services Group, Inc.	14,301	1,014,084
The Progressive Corp.	27,347	3,809,437
The Travelers Cos., Inc.	10,722	1,751,010
W.R. Berkley Corp.	9,513	603,980
Willis Towers Watson plc	4,920	1,028,083
		36,515,122

Materials 2.4%
Air Products and Chemicals, Inc.	10,377	2,940,842
Albemarle Corp.	5,482	932,159
Amcor plc	69,037	632,379
Avery Dennison Corp.	3,787	691,771
Ball Corp.	14,721	732,811
Celanese Corp.	4,679	587,308
CF Industries Holdings, Inc.	8,957	767,973
Corteva, Inc.	33,211	1,699,075
Dow, Inc.	33,045	1,703,800
DuPont de Nemours, Inc.	21,445	1,599,583

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Eastman Chemical Co.	5,591	428,941
Ecolab, Inc.	11,863	2,009,592
FMC Corp.	5,873	393,315
Freeport-McMoRan, Inc.	66,961	2,496,976
International Flavors & Fragrances, Inc.	11,936	813,677
International Paper Co.	16,063	569,755
Linde plc	22,817	8,495,910
LyondellBasell Industries N.V., Class A	11,976	1,134,127
Martin Marietta Materials, Inc.	2,895	1,188,340
Newmont Corp.	37,128	1,371,880
Nucor Corp.	11,631	1,818,507
Packaging Corp. of America	4,221	648,135
PPG Industries, Inc.	11,013	1,429,487
Sealed Air Corp.	6,682	219,571
Steel Dynamics, Inc.	7,308	783,564
The Mosaic Co.	15,617	555,965
The Sherwin-Williams Co.	11,063	2,821,618
Vulcan Materials Co.	6,216	1,255,756
Westrock Co.	12,028	430,602
		41,153,419

Media & Entertainment 8.0%
Activision Blizzard, Inc.	33,423	3,129,396
Alphabet, Inc., Class A *	277,438	36,305,537
Alphabet, Inc., Class C *	236,001	31,116,732
Charter Communications, Inc., Class A *	4,759	2,093,103
Comcast Corp., Class A	192,457	8,533,543
Electronic Arts, Inc.	11,548	1,390,379
Fox Corp., Class A	17,551	547,591
Live Nation Entertainment, Inc. *	6,666	553,545
Match Group, Inc. *	12,905	505,553
Meta Platforms, Inc., Class A *	103,932	31,201,426
Netflix, Inc. *	20,722	7,824,627
News Corp., Class A	23,264	466,676
Omnicom Group, Inc.	9,294	692,217
Paramount Global, Class B	22,341	288,199
Take-Two Interactive Software, Inc. *	7,405	1,039,588
The Interpublic Group of Cos., Inc.	18,089	518,431
The Walt Disney Co. *	85,564	6,934,962
Warner Bros Discovery, Inc. *	103,568	1,124,748
		134,266,253

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	82,537	12,302,965
Agilent Technologies, Inc.	13,815	1,544,793
Amgen, Inc.	25,013	6,722,494
Biogen, Inc. *	6,762	1,737,902
Bio-Rad Laboratories, Inc., Class A *	965	345,904
Bio-Techne Corp.	7,379	502,289
Bristol-Myers Squibb Co.	97,690	5,669,928
Catalent, Inc. *	8,505	387,233
Charles River Laboratories International, Inc. *	2,375	465,453
Danaher Corp.	30,729	7,623,865
Eli Lilly & Co.	37,288	20,028,503
Gilead Sciences, Inc.	58,274	4,367,054
Illumina, Inc. *	7,398	1,015,597
Incyte Corp. *	8,687	501,848
IQVIA Holdings, Inc. *	8,563	1,684,770
Johnson & Johnson	112,603	17,537,917
Merck & Co., Inc.	118,659	12,215,944
Mettler-Toledo International, Inc. *	1,025	1,135,772
Moderna, Inc. *	15,484	1,599,342
Organon & Co.	11,747	203,928
Pfizer, Inc.	264,015	8,757,378
Regeneron Pharmaceuticals, Inc. *	4,991	4,107,393
Revvity, Inc.	5,835	645,935
SECURITY	NUMBER OF SHARES	VALUE ($)
Thermo Fisher Scientific, Inc.	18,048	9,135,356
Vertex Pharmaceuticals, Inc. *	12,069	4,196,874
Viatris, Inc.	56,297	555,088
Waters Corp. *	2,758	756,271
West Pharmaceutical Services, Inc.	3,458	1,297,476
Zoetis, Inc.	21,525	3,744,919
		130,790,191

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	14,522	1,072,595
CoStar Group, Inc. *	19,086	1,467,522
		2,540,117

Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices, Inc. *	75,552	7,768,257
Analog Devices, Inc.	23,447	4,105,335
Applied Materials, Inc.	39,268	5,436,655
Broadcom, Inc.	19,298	16,028,533
Enphase Energy, Inc. *	6,346	762,472
First Solar, Inc. *	4,975	803,910
Intel Corp.	195,838	6,962,041
KLA Corp.	6,393	2,932,213
Lam Research Corp.	6,233	3,906,657
Microchip Technology, Inc.	25,454	1,986,685
Micron Technology, Inc.	51,252	3,486,673
Monolithic Power Systems, Inc.	2,222	1,026,564
NVIDIA Corp.	115,502	50,242,215
NXP Semiconductors N.V.	12,055	2,410,036
ON Semiconductor Corp. *	20,176	1,875,359
Qorvo, Inc. *	4,696	448,327
QUALCOMM, Inc.	52,186	5,795,777
Skyworks Solutions, Inc.	7,449	734,397
SolarEdge Technologies, Inc. *	2,675	346,439
Teradyne, Inc.	7,202	723,513
Texas Instruments, Inc.	42,458	6,751,247
		124,533,305

Software & Services 11.3%
Accenture plc, Class A	29,497	9,058,824
Adobe, Inc. *	21,314	10,868,009
Akamai Technologies, Inc. *	7,048	750,894
ANSYS, Inc. *	4,049	1,204,780
Autodesk, Inc. *	10,005	2,070,135
Cadence Design Systems, Inc. *	12,709	2,977,719
Cognizant Technology Solutions Corp., Class A	23,630	1,600,696
DXC Technology Co. *	9,527	198,447
EPAM Systems, Inc. *	2,715	694,198
Fair Isaac Corp. *	1,157	1,004,889
Fortinet, Inc. *	30,447	1,786,630
Gartner, Inc. *	3,686	1,266,547
Gen Digital, Inc.	26,283	464,683
International Business Machines Corp.	42,600	5,976,780
Intuit, Inc.	13,096	6,691,270
Microsoft Corp.	347,429	109,700,707
Oracle Corp.	73,616	7,797,407
Palo Alto Networks, Inc. *	14,302	3,352,961
PTC, Inc. *	5,578	790,291
Roper Technologies, Inc.	4,998	2,420,431
Salesforce, Inc. *	45,546	9,235,818
ServiceNow, Inc. *	9,539	5,331,919
Synopsys, Inc. *	7,115	3,265,572
Tyler Technologies, Inc. *	1,965	758,765
VeriSign, Inc. *	4,231	856,904
		190,125,276

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 8.7%
Amphenol Corp., Class A	27,915	2,344,581
Apple Inc.	687,219	117,658,765
Arista Networks, Inc. *	11,726	2,156,763
CDW Corp.	6,297	1,270,483
Cisco Systems, Inc.	190,557	10,244,344
Corning, Inc.	35,815	1,091,283
F5, Inc. *	2,773	446,841
Hewlett Packard Enterprise Co.	60,541	1,051,597
HP, Inc.	40,500	1,040,850
Juniper Networks, Inc.	15,106	419,796
Keysight Technologies, Inc. *	8,339	1,103,333
Motorola Solutions, Inc.	7,835	2,133,001
NetApp, Inc.	10,003	759,028
Seagate Technology Holdings plc	8,997	593,352
TE Connectivity Ltd.	14,680	1,813,420
Teledyne Technologies, Inc. *	2,200	898,876
Trimble, Inc. *	11,654	627,685
Western Digital Corp. *	14,816	676,054
Zebra Technologies Corp., Class A *	2,385	564,124
		146,894,176

Telecommunication Services 0.9%
AT&T, Inc.	334,300	5,021,186
T-Mobile US, Inc. *	24,206	3,390,050
Verizon Communications, Inc.	196,588	6,371,417
		14,782,653

Transportation 1.5%
Alaska Air Group, Inc. *	5,886	218,253
American Airlines Group, Inc. *	30,635	392,434
C.H. Robinson Worldwide, Inc.	5,482	472,165
CSX Corp.	93,820	2,884,965
Delta Air Lines, Inc.	30,027	1,110,999
Expeditors International of Washington, Inc.	6,926	793,927
FedEx Corp.	10,803	2,861,931
J.B. Hunt Transport Services, Inc.	3,780	712,606
Norfolk Southern Corp.	10,635	2,094,351
Old Dominion Freight Line, Inc.	4,201	1,718,797
Southwest Airlines Co.	27,823	753,169
Union Pacific Corp.	28,499	5,803,251
United Airlines Holdings, Inc. *	15,361	649,770
United Parcel Service, Inc., Class B	33,822	5,271,835
		25,738,453

Utilities 2.4%
Alliant Energy Corp.	11,767	570,111
Ameren Corp.	12,269	918,089
SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	24,050	1,809,041
American Water Works Co., Inc.	9,104	1,127,348
Atmos Energy Corp.	6,942	735,366
CenterPoint Energy, Inc.	29,530	792,881
CMS Energy Corp.	13,663	725,642
Consolidated Edison, Inc.	16,129	1,379,513
Constellation Energy Corp.	15,039	1,640,454
Dominion Energy, Inc.	39,054	1,744,542
DTE Energy Co.	9,629	955,967
Duke Energy Corp.	36,004	3,177,713
Edison International	17,912	1,133,651
Entergy Corp.	9,885	914,363
Evergy, Inc.	10,802	547,661
Eversource Energy	16,297	947,671
Exelon Corp.	46,465	1,755,912
FirstEnergy Corp.	24,130	824,764
NextEra Energy, Inc.	94,660	5,423,072
NiSource, Inc.	19,465	480,396
NRG Energy, Inc.	10,648	410,161
PG&E Corp. *	97,790	1,577,353
Pinnacle West Capital Corp.	5,337	393,230
PPL Corp.	34,618	815,600
Public Service Enterprise Group, Inc.	23,311	1,326,629
Sempra	29,400	2,000,082
The AES Corp.	31,527	479,210
The Southern Co.	50,942	3,296,966
WEC Energy Group, Inc.	14,737	1,187,065
Xcel Energy, Inc.	25,858	1,479,595
		40,570,048
Total Common Stocks (Cost $1,013,316,619)		1,680,481,218
Total Investments in Securities (Cost $1,013,316,619)		1,680,481,218

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/15/23	35	7,569,625	(280,573)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2023:
SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$9,490,058	$118,176	($2,431,250 )	($1,297,678 )	($2,087,583 )	$3,791,723	69,066	$71,797

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,680,481,218	$—	$—	$1,680,481,218
Liabilities
Futures Contracts[2]	(280,573)	—	—	(280,573)
Total	$1,680,200,645	$—	$—	$1,680,200,645

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited) (continued)

The levels associated with valuing the fund’s investments as of September 30, 2023, are disclosed in the fund’s Portfolio Holdings.
REG47715SEP23